Employee benefits (Details 10) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value			$ (280)
Other assets used by entity included in fair value of plan assets			(948)
Post-employment benefit expense in profit or loss, defined benefit plans		$ (1,228)	(2,098)
Post-employment benefit expense in profit or loss, defined benefit plans				$ 1,001
Line of credit facility amount withdrawn
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	[1]		(33)
Other assets used by entity included in fair value of plan assets	[1]		(424)
Post-employment benefit expense in profit or loss, defined benefit plans	[1]	(457)	(469)	(399)
Petroleo Brasileiro S-A [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	[1]		(5)
Other assets used by entity included in fair value of plan assets	[1]		(124)
Post-employment benefit expense in profit or loss, defined benefit plans	[1]	(129)	(178)	(139)
TAG [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value			(20)
Other assets used by entity included in fair value of plan assets			(13)
Post-employment benefit expense in profit or loss, defined benefit plans		(33)	(72)	(131)
Collaboration arrangements [axis]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value			(222)
Other assets used by entity included in fair value of plan assets			(387)
Post-employment benefit expense in profit or loss, defined benefit plans		$ (609)	(1,388)
Post-employment benefit expense in profit or loss, defined benefit plans				1,672
Other plans [member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans				$ (2)
Post-employment benefit expense in profit or loss, defined benefit plans			$ 9

[1]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.